RELATED PARTY TRANSACTIONS AND BALANCES (Details 2) - CAD ($)	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
Disclosure of transactions between related parties [line items]
Salaries and benefits	$ 118,686	$ 159,457	$ 91,470
Office and miscellaneous	55,001	28,123	40,029
Oniva International Services Corp. [Member]
Disclosure of transactions between related parties [line items]
Salaries and benefits	118,361	105,344	91,346
Office and miscellaneous	77,443	66,663	38,260
Total other related party expenses	$ 195,804	$ 172,007	$ 129,606